Segment Information	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
SEGMENT INFORMATION

Note 12 - SEGMENT INFORMATION

The Company disaggregated its revenues into categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. The Company derives revenue from the sale of the following two items: (1) sales of cryptocurrency mining machine and standardized computing equipment and (2) technical support plans

All of the Company’s long-lived assets are located in China. The Company and its subsidiaries do not have long-lived assets in the United States for the reporting periods.

Revenues from products and services, and gross profit are as follows:

	For The Years Ended December 31,
	2022	2021	2020
Segment revenue:
Sales of cryptocurrency mining machine and standardized computing equipment	$242,395,556	$36,709,931	$-
Technical support plans	-	-	53,305
Total revenue from continuing operations	$242,395,556	$36,709,931	$53,305
Cost of revenue
Sales of cryptocurrency mining machine and standardized computing equipment	$(195,807,066)	$(30,112,363)	$-
Technical support plans	-	-	(38,534)
Total cost of revenue from continuing operations	$(195,807,066)	$(30,112,363)	$(38,534)

Gross profit	$46,588,490	$6,597,568	$14,771